Parent Entity Information - Statement of Comprehensive Loss of Parent Entity (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Parent Entity Information [line Items]
Loss after income tax	$ (18,343,984)	$ (12,746,020)	$ (9,367,206)
Total comprehensive loss	(17,785,569)	(11,416,901)	(9,638,902)
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Loss after income tax	(17,872,089)	(14,687,752)	(8,526,159)
Total comprehensive loss	$ (17,872,089)	$ (14,687,752)	$ (8,526,159)